UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Diversified Small Cap Growth Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.6%

Health Care — 24.6%
Acorda Therapeutics, Inc.*	19,025	$448,229
Align Technology, Inc.*	8,130	272,030
Auxilium Pharmaceuticals, Inc.*	21,805	586,336
AVEO Pharmaceuticals, Inc.†*	12,555	152,669
BioMarin Pharmaceutical, Inc.*	13,206	522,693
DexCom, Inc.*	17,720	229,651
Endologix, Inc.*	19,760	305,094
Fluidigm Corp.*	18,743	281,895
Genomic Health, Inc.*	13,148	439,143
HMS Holdings Corp.*	13,340	444,355
Impax Laboratories, Inc.*	17,865	362,124
Insulet Corp.*	22,941	490,249
NxStage Medical, Inc.*	33,509	561,611
Onyx Pharmaceuticals, Inc.*	13,180	875,811
RTI Biologics, Inc.*	81,560	306,666
Salix Pharmaceuticals Ltd.*	7,945	432,526
Spectranetics Corp. (The)*	47,040	537,197
Thoratec Corp.*	15,600	523,848
United Therapeutics Corp.*	3,765	185,916
Wright Medical Group, Inc.*	7,750	165,462
		8,123,505

Information Technology — 21.2%
ADTRAN, Inc.	3,830	115,628
Ancestry.com, Inc.†*	9,195	253,138
Aruba Networks, Inc.†*	15,596	234,720
Aspen Technology, Inc.*	20,695	479,089
Blackbaud, Inc.	11,130	285,707
Cadence Design Systems, Inc.*	33,075	363,494
Cavium, Inc.†*	5,327	149,156
comScore, Inc.*	16,547	272,364
Constant Contact, Inc.*	9,294	166,177
FEI Co.	8,535	408,314
Interxion Holding NV*	11,945	216,325
Interxion Holding NV*	1,020	18,472
j2 Global Communications, Inc.†	11,770	310,963
MAXIMUS, Inc.	9,925	513,619
Mellanox Technologies Ltd. (Israel)	4,865	344,637
MICROS Systems, Inc.*	6,403	327,834
Microsemi Corp.*	19,362	358,003
Multi-Fineline Electronix, Inc.*	6,557	161,564
Parametric Technology Corp.*	16,828	352,715
Power Integrations, Inc.	5,800	216,340
Skyworks Solutions, Inc.*	6,971	190,796
Synaptics, Inc.*	9,415	269,551
SYNNEX Corp.*	6,390	220,391
Virtusa Corp.*	18,890	252,182
VistaPrint NV (Netherlands)†*	8,165	263,730
Vocera Communications, Inc.†*	9,683	259,408
		7,004,317

Industrials — 17.4%
Aerovironment, Inc.*	5,425	142,732
Applied Industrial Technologies, Inc.	11,895	438,331
Ceradyne, Inc.	8,591	220,359
CLARCOR, Inc.	6,540	314,966
Encore Capital Group, Inc.*	11,868	351,530
ESCO Technologies, Inc.	9,372	341,516
Forward Air Corp.	10,563	340,868
Landstar System, Inc.	2,140	110,681
Lindsay Corp.	6,258	406,144
Middleby Corp.*	4,292	427,526
Portfolio Recovery Associates, Inc.*	6,028	550,115
Raven Industries, Inc.	4,784	332,919
Rollins, Inc.	10,250	229,292
Sykes Enterprises, Inc.*	19,995	319,120
Tetra Tech, Inc.*	5,745	149,830
Toro Co. (The)	1,844	135,147
Triumph Group, Inc.	3,390	190,755
Wabtec Corp.	4,083	318,515
Woodward, Inc.	10,727	423,073
		5,743,419

Consumer Discretionary — 16.5%
American Public Education, Inc.*	11,768	376,576
Big Lots, Inc.*	12,134	494,946
BJ's Restaurants, Inc.*	9,729	369,702
Buffalo Wild Wings, Inc.*	4,405	381,649
Cato Corp. (The) - Class A	11,448	348,706
Chico's FAS, Inc.	25,227	374,369
Cinemark Holdings, Inc.	16,315	372,798
Coinstar, Inc.†*	6,285	431,528
Deckers Outdoor Corp.†*	4,578	201,478
DSW, Inc. - Class A	5,325	289,680
Life Time Fitness, Inc.*	8,105	376,964
Steiner Leisure Ltd. (Bahamas)*	6,890	319,765
Texas Roadhouse, Inc.	24,835	457,709
True Religion Apparel, Inc.	11,495	333,125
Vera Bradley, Inc.†*	15,505	326,845
		5,455,840

Energy — 6.1%
Dril-Quip, Inc.*	4,800	314,832
Energy XXI Bermuda Ltd.	9,660	302,261
Energy XXI Bermuda Ltd.	1,090	34,106
Gulfport Energy Corp.*	21,140	436,118
Lufkin Industries, Inc.	4,040	219,453
Newpark Resources, Inc.*	42,195	248,950
Oasis Petroleum, Inc.*	12,065	291,732
Petroquest Energy, Inc.†*	34,647	173,235
		2,020,687

Financials — 5.0%
Cash America International, Inc.	7,910	348,356
Ezcorp, Inc. - Class A*	21,230	498,056
Financial Engines, Inc.*	6,685	143,393
First Cash Financial Services, Inc.*	16,190	650,352
		1,640,157

Materials — 3.1%
Buckeye Technologies, Inc.	6,570	187,179
Hecla Mining Co.†	42,940	203,965
LSB Industries, Inc.*	14,102	435,893

1

Touchstone Diversified Small Cap Growth Fund (Continued)

		Market
	Shares	Value

Common Stocks — 96.6% (Continued)

Materials — (Continued)
TPC Group, Inc.*	5,815	$214,864
		1,041,901

Consumer Staples — 2.7%
Boston Beer Co., Inc. (The) - Class A†*	1,414	171,094
Darling International, Inc.*	11,115	183,286
Lancaster Colony Corp.	2,537	180,660
Nu Skin Enterprises, Inc. - Class A	3,680	172,592
Pricesmart, Inc.	2,760	186,328
		893,960
Total Common Stocks		$31,923,786

Investment Funds — 11.5%
Invesco Government & Agency Portfolio**	2,622,493	2,622,493
Touchstone Institutional Money Market Fund^	1,177,601	1,177,601
Total Investment Funds		$3,800,094

Total Investment Securities —108.1%
(Cost $32,817,467)		$35,723,880

Liabilities in Excess of Other Assets — (8.1%)		(2,682,395)

Net Assets — 100.0%		$33,041,485

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $2,638,675.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	AffiliatedFund,sub-advisedbyFortWashingtonInvestment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$31,923,786	$—	$—	$31,923,786

Investment Funds	3,800,094	—	—	3,800,094
				$35,723,880

See accompanying Notes to Portfolio of Investments.

2

Portfolio of Investments

Touchstone Growth Opportunities Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.0%

Information Technology — 33.5%
Alliance Data Systems Corp.*	25,610	$3,457,350
Apple, Inc.*	17,075	9,971,800
Broadcom Corp. - Class A	60,470	2,043,886
Check Point Software Technologies Ltd. (Israel)*	46,240	2,293,042
Cisco Systems, Inc.	84,483	1,450,573
Citrix Systems, Inc.*	34,680	2,911,039
Cognizant Technology Solutions Corp. - Class A*	23,480	1,408,800
EMC Corp.*	68,480	1,755,142
Fairchild Semiconductor International, Inc.*	106,010	1,494,741
Google, Inc. - Class A*	6,850	3,973,480
Mastercard, Inc. - Class A	7,290	3,135,502
MoneyGram International, Inc.*	109,199	1,594,305
NICE Systems Ltd. ADR (Israel)*	62,247	2,278,240
Nuance Communications, Inc.*	88,040	2,097,113
Qualcomm, Inc.	31,539	1,756,092
Red Hat, Inc.*	48,720	2,751,706
Salesforce.com, Inc.*	18,310	2,531,541
		46,904,352

Industrials — 20.6%
BE Aerospace, Inc.*	64,400	2,811,704
Danaher Corp.	53,360	2,778,989
General Electric Co.	101,930	2,124,221
Hexcel Corp.*	93,893	2,421,500
IDEX Corp.	69,460	2,707,551
JB Hunt Transport Services, Inc.	36,640	2,183,744
Landstar System, Inc.	34,150	1,766,238
Stanley Black & Decker, Inc.	48,380	3,113,737
Tyco International Ltd. (Switzerland)	66,520	3,515,582
United Technologies Corp.	33,970	2,565,754
WESCO International, Inc.*	50,330	2,896,492
		28,885,512

Consumer Discretionary — 12.0%
Amazon.com, Inc.*	11,920	2,721,932
Home Depot, Inc. (The)	30,770	1,630,502
Nordstrom, Inc.	48,110	2,390,586
NVR, Inc.*	4,141	3,519,850
O'Reilly Automotive, Inc.*	16,540	1,385,556
Starbucks Corp.	25,600	1,364,991
Stewart Enterprises, Inc. - Class A	17,060	121,808
Walt Disney Co. (The)	29,680	1,439,480
Williams-Sonoma, Inc.	61,900	2,164,643
		16,739,348

Health Care — 8.1%
ArthroCare Corp.*	73,090	2,140,075
Celgene Corp.*	75,750	4,860,120
Medivation, Inc.*	8,370	765,017
Thermo Fisher Scientific, Inc.	69,010	3,582,309
		11,347,521

Consumer Staples — 7.1%
General Mills, Inc.	35,740	1,377,420
Hershey Co. (The)	42,330	3,049,030
Kraft Foods, Inc. - Class A	52,650	2,033,343
Ralcorp Holdings, Inc.*	51,760	3,454,462
		9,914,255

Energy — 6.7%
National Oilwell Varco, Inc.	21,170	1,364,195
Tesoro Corp.*	119,533	2,983,544
Valero Energy Corp.	105,830	2,555,794
Weatherford International Ltd. (Switzerland)*	195,100	2,464,113
		9,367,646

Financials — 5.9%
Ameriprise Financial, Inc.	36,820	1,924,213
CBRE Group, Inc. - Class A*	115,080	1,882,709
Citigroup, Inc.	62,770	1,720,526
JPMorgan Chase & Co.	75,940	2,713,336
		8,240,784

Materials — 5.1%
International Paper Co.	87,860	2,540,033
PPG Industries, Inc.	29,530	3,133,724
Westlake Chemical Corp.†	29,231	1,527,612
		7,201,369
Total Common Stocks		$138,600,787

Investment Funds — 1.1%
Invesco Government & Agency Portfolio**	1,511,632	1,511,632
Touchstone Institutional Money Market Fund^	38,214	38,214
Total Investment Funds		$1,549,846

Total Investment Securities —100.1%
(Cost $145,062,434)		$140,150,633

Liabilities in Excess of Other Assets — (0.1%)		(203,276)

Net Assets — 100.0%		$139,947,357

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $1,529,180.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

3

Touchstone Growth Opportunities Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$138,600,787	$—	$—	$138,600,787
Investment Funds	1,549,846	—	—	1,549,846
				$140,150,633

See accompanying Notes to Portfolio of Investments.

4

Portfolio of Investments

Touchstone Large Cap Growth Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.4%

Consumer Discretionary — 33.4%
AutoZone, Inc.*	50,575	$18,569,623
Chipotle Mexican Grill, Inc.*	60,470	22,975,576
DISH Network Corp. - Class A	589,290	16,824,230
Dollar General Corp.*	315,110	17,138,833
Dollar Tree, Inc.*	328,730	17,685,674
Home Depot, Inc. (The)	302,555	16,032,389
Macy's, Inc.	470,000	16,144,500
McDonald's Corp.	206,140	18,249,574
O'Reilly Automotive, Inc.*	172,245	14,428,964
Ross Stores, Inc.	351,815	21,977,883
Starbucks Corp.	341,370	18,201,848
TJX Cos, Inc.	511,230	21,947,104
Ulta Salon Cosmetics & Fragrance, Inc.	201,475	18,813,736
Wyndham Worldwide Corp.	340,270	17,945,840
		256,935,774

Information Technology — 21.8%
Alliance Data Systems Corp.†*	192,400	25,974,000
Apple, Inc.*	43,975	25,681,400
Equinix, Inc.*	134,242	23,579,607
Intel Corp.	667,900	17,799,535
International Business Machines Corp.	118,190	23,115,600
Mastercard, Inc. - Class A	38,480	16,550,633
Motorola Solutions, Inc.	291,345	14,016,608
Visa, Inc. - Class A	170,959	21,135,661
		167,853,044

Consumer Staples — 18.4%
Altria Group, Inc.	470,005	16,238,673
Cia de Bebidas das Americas ADR (Brazil)	368,305	14,117,131
Costco Wholesale Corp.	161,065	15,301,175
Hershey Co. (The)	192,500	13,865,775
Mead Johnson Nutrition Co.	266,610	21,464,771
Monster Beverage Corp.*	325,430	23,170,616
Wal-Mart Stores, Inc.	185,830	12,956,068
Whole Foods Market, Inc.	250,000	23,830,000
		140,944,209

Health Care — 13.4%
Alexion Pharmaceuticals, Inc.*	181,196	17,992,763
Biogen Idec, Inc.*	140,175	20,238,466
Bristol-Myers Squibb Co.	376,500	13,535,175
Cerner Corp.*	252,865	20,901,821
Perrigo Co.	134,680	15,882,812
UnitedHealth Group, Inc.	247,370	14,471,145
		103,022,182

Utilities — 5.5%
NiSource, Inc.	612,930	15,170,018
Southern Co. (The)	311,135	14,405,550
Xcel Energy, Inc.	450,000	12,784,500
		42,360,068

Financials — 2.0%
American Tower Corp. REIT	219,000	15,310,290

Telecommunication Services — 1.9%
BCE, Inc. (Canada)	360,060	14,834,472
Total Common Stocks		$741,260,039

Investment Funds — 3.7%
Invesco Government & Agency Portfolio**	6,393,240	6,393,240
Touchstone Institutional Money Market Fund^	22,291,318	22,291,318
Total Investment Funds		$28,684,558

Total Investment Securities —100.1%
(Cost $590,827,388)		$769,944,597

Liabilities in Excess of Other Assets — (0.1%)		(1,113,146)

Net Assets — 100.0%		$768,831,451

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $6,372,000.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$741,260,039	$—	$—	$741,260,039
Investment Funds	28,684,558	—	—	28,684,558
				$769,944,597

See accompanying Notes to Portfolio of Investments.

5

Portfolio of Investments

Touchstone Mid Cap Growth Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

Information Technology — 22.6%
Alliance Data Systems Corp.*	138,350	$18,677,250
Analog Devices, Inc.	151,240	5,697,211
Autodesk, Inc.*	380,540	13,315,095
Avago Technologies Ltd. (Singapore)	181,204	6,505,224
Check Point Software Technologies Ltd. (Israel)*	245,320	12,165,419
Gartner, Inc.*	241,146	10,381,335
KLA-Tencor Corp.	31,380	1,545,465
Lam Research Corp.*	90,090	3,399,997
NICE Systems Ltd. ADR (Israel)*	368,690	13,494,054
ON Semiconductor Corp.*	724,150	5,141,465
Red Hat, Inc.*	209,090	11,809,403
Salesforce.com, Inc.*	110,815	15,321,282
Teradata Corp.*	213,960	15,407,260
VeriFone Systems, Inc.*	78,760	2,606,168
		135,466,628

Consumer Discretionary — 17.9%
Bed Bath & Beyond, Inc.*	147,750	9,130,949
Coach, Inc.	197,931	11,575,005
Discovery Communications, Inc.- Class A*	258,570	13,962,780
Dollar General Corp.*	201,410	10,954,690
Lear Corp.	132,420	4,996,207
Mattel, Inc.	284,370	9,224,963
Nordstrom, Inc.	209,090	10,389,682
NVR, Inc.*	17,213	14,631,050
Penn National Gaming, Inc.*	198,978	8,872,429
Starwood Hotels & Resorts Worldwide, Inc.	85,730	4,547,119
Wynn Resorts Ltd.	87,820	9,108,690
		107,393,564

Industrials — 15.1%
Cooper Industries PLC	75,970	5,179,635
Dover Corp.	123,360	6,613,330
Embraer SA ADR (Brazil)	301,790	8,006,489
IDEX Corp.	301,090	11,736,488
IHS, Inc. - Class A*	67,255	7,245,381
JB Hunt Transport Services, Inc.	198,630	11,838,348
Precision Castparts Corp.	80,150	13,183,874
Stanley Black & Decker, Inc.	202,120	13,008,443
Triumph Group, Inc.	128,940	7,255,454
United Rentals, Inc.†*	200,710	6,832,168
		90,899,610

Health Care — 14.0%
Cooper Cos., Inc. (The)	140,089	11,173,499
DENTSPLY International, Inc.	320,600	12,121,886
Hologic, Inc.*	736,690	13,289,888
Mettler-Toledo International, Inc.*	53,319	8,309,766
United Therapeutics Corp.*	209,780	10,358,936
Vertex Pharmaceuticals, Inc.*	228,600	12,783,312
Warner Chilcott PLC - Class A (Ireland)*	372,180	6,669,466
Watson Pharmaceuticals, Inc.*	124,760	9,230,992
		83,937,745

Energy — 9.9%
CONSOL Energy, Inc.	186,780	5,648,227
Denbury Resources, Inc.*	529,690	8,003,616
Ensco PLC - Class A	189,570	8,904,103
Tesoro Corp.*	519,930	12,977,453
Valero Energy Corp.	540,140	13,044,381
Weatherford International Ltd. (Switzerland)*	866,330	10,941,748
		59,519,528

Materials — 8.5%
Albemarle Corp.	193,050	11,513,501
Crown Holdings, Inc.*	287,847	9,927,843
Ecolab, Inc.	255,780	17,528,603
Solutia, Inc.	434,208	12,179,534
		51,149,481

Financials — 7.2%
Ameriprise Financial, Inc.	264,150	13,804,479
CBRE Group, Inc. - Class A*	572,213	9,361,405
Discover Financial Services	317,110	10,965,664
Willis Group Holdings PLC (United Kingdom)	240,450	8,774,020
		42,905,568

Consumer Staples — 2.4%
Ralcorp Holdings, Inc.*	217,450	14,512,613
Total Common Stocks		$585,784,737

Investment Funds — 2.7%
Invesco Government & Agency Portfolio**	5,238,455	5,238,455
Touchstone Institutional Money Market Fund^	10,697,989	10,697,989
Total Investment Funds		$15,936,444

Total Investment Securities —100.3%
(Cost $557,962,599)		$601,721,181

Liabilities in Excess of Other Assets — (0.3%)		(1,695,310)

Net Assets — 100.0%		$600,025,871

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $5,436,494.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

6

Touchstone Mid Cap Growth Fund (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolion of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$585,784,737	$—	$—	$585,784,737
Investment Funds	15,936,444	—	—	15,936,444
				$601,721,181

See accompanying Notes to Portfolio of Investments.

7

Notes to Portfolios of Investments

June 30, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

—	Level 1–	quoted prices in active markets for identical securities

—	Level 2–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2012, there were no transfers between Levels 1, 2, and 3.

The aggregate value by input level, as of June 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities as of June 30, 2012.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the

8

Notes to Portfolios of Investments (Continued)

time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2012, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

As of June 30, 2012, there were no open forward foreign currency contracts.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the fair value of the securities loaned plus acrrued interest. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of June 30, 2012, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Diversified Small Cap Growth Fund	$2,638,675	$2,622,493
Growth Opportunities Fund	1,529,180	1,511,632
Large Cap Growth Fund	6,372,000	6,393,240
Mid Cap Growth Fund	5,436,494	5,238,455

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. When the collateral falls below specified

9

Notes to Portfolios of Investments (Continued)

amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement.

Unrealized gain or loss on the fair value of the securites loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Diversified Small Cap Growth Fund	$32,817,467	$4,778,173	$(1,871,760)	$2,906,413
Growth Opportunities Fund	145,062,434	4,351,080	(9,262,881)	(4,911,801)
Large Cap Growth Fund	590,827,388	185,344,624	(6,227,415)	179,117,209
Mid Cap Growth Fund	557,962,599	66,887,322	(23,128,740)	43,758,582

10

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 8/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 8/27/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 8/27/12

* Print the name and title of each signing officer under his or her signature.